Vessel Revenue and Voyage Expenses	12 Months Ended
Dec. 31, 2025
Vessel Revenue and Voyage Expenses [Abstract]
Vessel Revenue and Voyage Expenses
12.	Vessel Revenue and Voyage expenses:

Revenue Recognition

Demurrage income for the years ended December 31, 2025, 2024 and 2023 was $254, $NIL and $NIL, respectively.

Despatch expense for the years ended December 31, 2025, 2024 and 2023 was $83, $NIL and $NIL, respectively.

Disaggregation of Revenue

The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Vessel revenues from spot charters, net of commissions	3,030	-	-
Vessel revenues from time charters, net of commissions	152,489	164,881	107,036
Total	155,519	164,881	107,036

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). As of December 31, 2025 and 2024, the trade accounts receivable was $871 and $404, respectively, and related to time charters.

The current portion of Deferred revenue as of December 31, 2025 and December 31, 2024 was $4,934 and $2,094, respectively and relates to cash received in advance of performance under operating leases and to premiums for energy devices (i.e., increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The non-current portion of Deferred revenue as of December 31, 2025 and December 31, 2024 was $NIL and $67 and relates to premiums for energy saving devices (i.e. increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party.

Charterers individually accounting for more than 10% of revenues during the years ended December 31, 2025, 2024 and 2023 were:

Customer	2025	2024	2023
A	32%	34%	28%
B	20%	22%	25%
C	17%	-	-
D	13%	12%	18%
E	-	-	12%
Total	82%	68%	83%

Voyage Expenses

The following table presents the Company’s statements of income figures derived from spot charters and time charters for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Voyage expenses from spot charters	1,564	-	-
Voyage expenses from time charters	3,960	3,297	2,851
Total	5,524	3,297	2,851